Debt and Capital Structure - Additional Information (Details) $ in Millions, $ in Millions		12 Months Ended
	Sep. 30, 2025 CAD ($)	Dec. 31, 2025 CAD ($) $ / bbl	Dec. 31, 2025 USD ($)	Dec. 22, 2025 USD ($)	Nov. 20, 2025 USD ($)	Sep. 30, 2025 USD ($)	Aug. 21, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate		4.50%	4.50%					4.50%	4.50%
Outstanding letters of credit		$ 341						$ 355
Short-Term Borrowings		0						173
Total Debt		11,000						7,500
Payments for debt issue costs		$ 9
Maximum debt to capitalization ratio		65.00%	65.00%
Target net debt to adjusted EBITDA ratio		1.0
Target net debt		$ 4,000
Average crude oil price | $ / bbl		45.00
Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Total debt principal		$ 8,337						$ 7,470
5.38% due July 15, 2025
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate								5.38%	5.38%
4.25% due April 15, 2027
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate								4.25%	4.25%
WRB Refining LP
Disclosure of detailed information about borrowings [line items]
Short-Term Borrowings		0						$ 173	$ 120
Undrawn borrowing facilities	$ 313					$ 225
WRB Refining LP
Disclosure of detailed information about borrowings [line items]
Share of equity investment	50.00%
Uncommitted Demand Facilities
Disclosure of detailed information about borrowings [line items]
Short-Term Borrowings		0						0
Committed Credit Facilities, Maturing August 18, 2025
Disclosure of detailed information about borrowings [line items]
Committed credit facilities, maximum borrowing capacity		3,300
Committed Credit Facilities, Maturing August 18, 2026
Disclosure of detailed information about borrowings [line items]
Committed credit facilities, maximum borrowing capacity		2,200
Committed Credit Facility
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities		0						0
Term Loan Facility | MEG Energy Corp
Disclosure of detailed information about borrowings [line items]
Committed credit facilities, maximum borrowing capacity							$ 2,700
U.S. Dollar Denominated Senior Unsecured Notes | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Total debt principal		5,887	$ 4,296		$ 2,600			$ 5,470	$ 3,800
U.S. Dollar Denominated Senior Unsecured Notes | 5.38% due July 15, 2025 | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate								5.38%	5.38%
Total debt principal		0	0					$ 192	$ 133
U.S. Dollar Denominated Senior Unsecured Notes | U S Dollar Denominated Unsecured Notes 4.25% | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate					4.25%
Total debt principal					$ 650
U.S. Dollar Denominated Senior Unsecured Notes | U S Dollar Denominated Unsecured Notes 4.60% | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate					4.60%
Total debt principal					$ 550
U.S. Dollar Denominated Senior Unsecured Notes | U S Dollar Denominated Unsecured Notes 4.65% | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate					4.65%
Total debt principal					$ 500
U.S. Dollar Denominated Senior Unsecured Notes | U S Dollar Denominated Unsecured Notes 5.40% | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate					5.40%
Total debt principal					$ 500
U.S. Dollar Denominated Senior Unsecured Notes | 4.25% due April 15, 2027 | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Total debt principal		0	0	$ 750				537	$ 373
MEG U S Dollar Denominated Unsecured Notes | 5.38% due July 15, 2025 | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Total debt principal			600
Total Debt			$ 843
Canadian Dollar Denominated Unsecured Notes | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Total debt principal		$ 2,450						$ 2,000
Canadian Dollar Denominated Unsecured Notes | 3.60% due March 10, 2027 | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate		3.60%	3.60%	3.60%				3.60%	3.60%
Total debt principal		$ 0						$ 750
Maximum
Disclosure of detailed information about borrowings [line items]
Committed credit facilities, maximum borrowing capacity		1,500						$ 1,700
Maximum | Top of range
Disclosure of detailed information about borrowings [line items]
Amount of undrawn facilities for general purposes		$ 1,400